Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Compensation Decisions
The Committee typically makes compensation decisions for the Named Executive Officers on an annual basis and in connection with its regularly-scheduled meetings. In the first quarter of the fiscal year, the Committee sets performance goals for the short-term Incentive Plan for the upcoming year and reviews the achievement of the previous year’s performance goals. The Committee also determines the Company’s contributions, if any, to the ESOP in the first quarter of the fiscal year. As part of its annual merit review process, the Committee typically considers base salary increases in the second quarter of the fiscal year with any increases becoming effective in May. The Committee has historically granted equity awards in the fourth quarter. The Committee does not have a policy regarding the timing of grants of option awards; however, the Company has not granted options or option-like awards since 2016. In November, the Committee approves cash profit sharing payments to be made in December of each year.

Award Timing Method	The Committee typically makes compensation decisions for the Named Executive Officers on an annual basis and in connection with its regularly-scheduled meetings. In the first quarter of the fiscal year, the Committee sets performance goals for the short-term Incentive Plan for the upcoming year and reviews the achievement of the previous year’s performance goals. The Committee also determines the Company’s contributions, if any, to the ESOP in the first quarter of the fiscal year. As part of its annual merit review process, the Committee typically considers base salary increases in the second quarter of the fiscal year with any increases becoming effective in May. The Committee has historically granted equity awards in the fourth quarter.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The Committee does not have a policy regarding the timing of grants of option awards